INCOME TAXES (Disclosure of provision for income taxes) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (10,039,658)	$ (11,703,990)
Expected income tax recovery based on statutory rate	(2,661,000)	(3,102,000)
Adjustments to expected income tax benefit:
Share-based compensation	405,000	473,000
Non-deductible expenses and other	7,000	(33,000)
Change in benefit of tax assets not recognised	2,249,000	2,662,000
Deferred income tax provision (recovery)	$ 0	$ 0